[ORRICK, HERRINGTON & SUTCLIFFE LLP LETTERHEAD]

March 27, 2006	Dora Mao (415) 773-5628 dmao@orrick.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Residential Accredit Securities Corporation

Re-filed version of Registration Statement No. 333-131209 filed January 20, 2006

Ladies and Gentlemen,

On behalf of Residential Asset Securities Corporation (the "Registrant"), we are re-filing a complete version of the Registration Statement on Form S-3 of the Registrant initially filed via EDGAR on January 20, 2006. This filing is made at the request of our SEC examiner, Daniel Morris. Due to a formatting problem with the initial filing, current portions of the registration statement are not legible on EDGAR.

If you have any questions you would like to discuss regarding this filing, please do not hesitate to contact Katharine Crost of Orrick at (212) 506-5070 or the undersigned at the number indicated above.

Very truly yours,

/s/ Dora Mao

Dora Mao